Document and Entity Information	Jun. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2020
Entity Registrant Name	BRISTOW GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35701
Entity Tax Identification Number	72-1455213
Entity Address, Address Line One	3151 Briarpark Drive, Suite 700
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	267-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001525221
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	VTOL
Security Exchange Name	NYSE